PROVISIONS - Summary of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Non current provisions	$ 1,307,151	$ 1,105,123	$ 1,433,266
Labor and social security
Disclosure of other provisions [line items]
Non current provisions	443,938	207,196	294,248
Environmental restoration
Disclosure of other provisions [line items]
Non current provisions	712,760	653,567	852,951
Civil and other
Disclosure of other provisions [line items]
Non current provisions	$ 150,453	$ 244,360	$ 286,067